                               ForwardFunds(TM)






                              Semi-Annual Report

                                 June 30, 2001

                                       -
--------------------------------------------------------------------------------
                                       -

                                                               Table of Contents

   Shareholder Letter.......................................................   1

   Portfolios of Investments................................................   2

   Statement of Assets and Liabilities......................................  18

   Statement of Operations..................................................  20

   Statements of Changes in Net Assets......................................  22

   Financial Highlights.....................................................  26

   Notes to Financial Statements............................................  33



Forward Funds are distributed by PFPC Distributors, Inc. For more complete information about Forward Funds, including obtaining a prospectus, please visit our Web.site at www.forwardfunds.com or call 1-800-999-6809. Read it carefully before investing money.
--------------------------------------------------------------------------------
                                                                   June 30, 2001

                                       -
-------------------------------------------------------------------------------
                                       -


Dear Shareholders,

We are pleased to present the semi-annual report for Forward Funds, Inc. for the period ended June 30, 2001.

Forward Funds offers investment opportunities in U.S. and international equities, U.S. small capitalization stocks and real estate investments. We have selected the following Sub-Advisors to manage our Funds:

The Hoover Small Cap             Hoover Investment Management, LLC
 Equity Fund
The Hansberger International     Hansberger Global Investors, Inc.
 Growth Fund
The Garzarelli U.S. Equity Fund  Garzarelli Investment Management, LLC
The Uniplan Real Estate          Uniplan Real Estate Advisors, Inc.
 Investment Fund

Thank you for your interest in Forward Funds. Our primary objective is to continue to serve our clients.

Sincerely,

Forward Funds, Inc.


Investment Advisor: Webster Investment Management Company, LLC, San Francisco,
CA
-------------------------------------------------------------------------------
June 30, 2001

--------------------------------------------------------------------------------

Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                                        Value
 Shares                                                                (Note 2)
 ------                                                              -----------
 COMMON STOCKS - 89.60%

        Aerospace / Airlines - 1.90%
 74,400 SkyWest, Inc..............................................   $ 2,083,200
                                                                     -----------

        Agriculture - 0.59%
 33,000 Delta and Pine Land Co....................................       648,450
                                                                     -----------

        Apparel and Textiles - 1.11%
 48,800 Quiksilver, Inc. *........................................     1,220,000
                                                                     -----------
        Business and Consumer Services - 10.38%
 23,550 Apollo Group, Inc., Class A *.............................       999,697
 22,900 H&R Block, Inc............................................     1,478,195
 46,700 ITT Educational Services, Inc. *..........................     1,696,500
 64,500 KPMG Consulting, Inc. *...................................       990,075
 61,300 MAXIMUS, Inc. *...........................................     2,457,517
 62,200 Plexus Corp. *............................................     2,052,600
 71,600 Sylvan Learning Systems, Inc. *...........................     1,739,880
                                                                     -----------
                                                                      11,414,464
                                                                     -----------

        Capital Goods and Construction - 8.89%
 43,500 Chicago Bridge & Iron Co. NV, NY Shares...................     1,472,475
 43,700 Florida Rock Industries, Inc..............................     2,049,530
 92,250 Granite Construction, Inc.................................     2,344,995
 31,000 Insituform Technologies, Inc. *...........................     1,131,500
 52,000 Integrated Electrical Services, Inc. *....................       507,000
 48,900 Maverick Tube Corp. *.....................................       828,855
 62,500 Polycom, Inc. *...........................................     1,443,125
                                                                     -----------
                                                                       9,777,480
                                                                     -----------

        Consumer Cyclical - 3.73%
 40,700 American Italian Pasta Co., Class A *.....................     1,888,480
 73,750 Cost Plus, Inc. *.........................................     2,212,500
                                                                     -----------
                                                                       4,100,980
                                                                     -----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                    Hoover Small Cap Equity Fund
                                            Portfolio of Investments (Unaudited)

                                                                        Value
 Shares                                                               (Note 2)
 -------                                                             -----------
         Consumer Products - 2.92%
  28,700 Whirlpool Corp...........................................   $ 1,793,750
  36,400 Williams-Sonoma, Inc. *..................................     1,413,048
                                                                     -----------
                                                                       3,206,798
                                                                     -----------

         Consumer Staples - 1.12%
  45,600 Whole Foods Market, Inc. *...............................     1,235,760
                                                                     -----------

         Energy - 11.73%
  56,200 3TEC Energy Corp. *......................................       899,200
  46,000 Grant Prideco, Inc. *....................................       804,540
  76,900 Massey Energy Co.........................................     1,519,544
  19,000 Mitchell Energy & Development Corp., Class A.............       878,750
  13,500 Murphy Oil Corp..........................................       993,600
   7,800 National-Oilwell, Inc. *.................................       209,040
 172,300 Parker Drilling Co. *....................................     1,119,950
  83,200 Pioneer Natural Resources Co. *..........................     1,418,560
  46,800 Prize Energy Corp. *.....................................       903,240
  54,800 TETRA Technologies, Inc. *...............................     1,339,860
  46,703 Varco International, Inc. *..............................       869,143
  41,600 Westport Resources Corp. *...............................       873,600
  82,500 Willbros Group, Inc. *...................................     1,072,500
                                                                     -----------
                                                                      12,901,527
                                                                     -----------
         Finance - 10.74%
  27,400 City National Corp. .....................................     1,213,546
  46,700 Gabelli Asset Management, Inc. *.........................     1,921,705
  44,700 Investment Technology Group, Inc. *......................     2,247,963
  40,800 Legg Mason, Inc. ........................................     2,030,208
  86,200 Scottish Annuity & Life Holdings, Ltd. ..................     1,093,878
  28,700 TCF Financial Corp. .....................................     1,329,097
  62,150 Waddell & Reed Financial, Inc., Class A..................     1,973,263
                                                                     -----------
                                                                      11,809,660
                                                                     -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                                        Value
 Shares                                                               (Note 2)
 -------                                                             -----------
         Health Care - 7.66%
  40,800 Cooper Cos., Inc. .......................................   $ 2,097,120
  62,200 First Health Group Corp. *...............................     1,500,264
  81,300 Mid Atlantic Medical Services, Inc. *....................     1,457,709
  45,000 Rightchoice Managed Care, Inc. *.........................     1,998,000
   6,600 Syncor International Corp. *.............................       204,600
  16,200 Varian Medical Systems, Inc. *...........................     1,158,300
                                                                     -----------
                                                                       8,415,993
                                                                     -----------
         Printing and Publishing - 0.91%
  25,600 McClatchy Co., Class A...................................     1,000,960
                                                                     -----------
         Retail - 12.86%
  55,300 Abercrombie & Fitch Co., Class A *.......................     2,460,850
  46,800 AnnTaylor Stores Corp. *.................................     1,675,440
  81,000 Circuit City Stores-Circuit City Group...................     1,458,000
 126,100 InterTAN, Inc. *.........................................     1,765,400
  38,000 Linens 'n Things, Inc. *.................................     1,038,160
  58,900 Nordstrom, Inc. .........................................     1,092,595
 115,900 Tractor Supply Co. *.....................................     1,853,241
 111,000 Venator Group, Inc. *....................................     1,698,300
  59,200 Wilsons The Leather Experts, Inc. *......................     1,098,160
                                                                     -----------
                                                                      14,140,146
                                                                     -----------
         Storage - 1.05%
  35,000 Mobile Mini, Inc. *......................................     1,154,300
                                                                     -----------
         Technology - 8.40%
   6,000 Avocent Corp. *..........................................       136,500
  67,800 Gentex Corp. *...........................................     1,889,586
  25,700 International Rectifier Corp. *..........................       876,370
  47,100 Lattice Semiconductor Corp. *............................     1,149,240
 112,700 MSC.Software Corp. *.....................................     2,113,125
  92,100 Richardson Electronics, Ltd..............................     1,289,400
  55,200 Varian, Inc. *...........................................     1,782,960
                                                                     -----------
                                                                       9,237,181
                                                                     -----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                    Hoover Small Cap Equity Fund
                                            Portfolio of Investments (Unaudited)

                                                                       Value
 Shares                                                               (Note 2)
 ------                                                             ------------
        Telecommunications - 3.38%
 82,600 Avaya, Inc. *............................................   $  1,131,620
 96,000 Cabletron Systems, Inc. *................................      2,586,620
                                                                    ------------
                                                                       3,718,240
                                                                    ------------
        Transportation - 1.19%
 67,900 Swift Transportation Co., Inc. *.........................      1,307,754
                                                                    ------------
        Wholesale - 1.04%
 68,000 Handleman Co. *..........................................      1,139,000
                                                                    ------------
        Total Common Stocks......................................     98,511,893
                                                                    ------------
        (Cost $77,963,328)
 Total Investments - 89.60%.......................................    98,511,893
                                                                    ------------
 (Cost $77,963,328)
 Net Other Assets and Liabilities - 10.40%........................    11,434,687
                                                                    ------------
 Net Assets - 100.00%.............................................  $109,946,580
                                                                    ============

-------------------------------
*Non-income producing security.
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Hansberger International Growth Fund
Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 ------                                                               ----------
 COMMON STOCKS - 93.98%
        Belgium - 1.59%
  1,000 Dexia......................................................   $   15,864
 20,000 Dexia NPV..................................................      315,262
                                                                      ----------
                                                                         331,126
                                                                      ----------
        Bermuda - 2.64%
 10,100 Tyco International, Ltd. ..................................      550,450
                                                                      ----------
        Brazil - 1.39%
 11,200 Petroleo Brasileiro SA, ADR................................      291,200
                                                                      ----------
        Canada - 2.29%
  9,800 Manulife Financial Corp....................................      273,518
  8,000 Toronto-Dominion Bank......................................      204,720
                                                                      ----------
                                                                         478,238
                                                                      ----------
        China - 1.66%
 14,400 Huaneng Power International, Inc., ADR.....................      347,328
                                                                      ----------
        Denmark - 2.92%
  8,200 NEG Micon A/S *............................................      372,061
  5,100 Vestas Wind Systems A/S....................................      237,783
                                                                      ----------
                                                                         609,844
                                                                      ----------
        Finland - 1.76%
 16,700 Nokia Oyj, ADR.............................................      368,068
                                                                      ----------
        France - 9.19%
  4,900 Alcatel SA, ADR............................................      101,626
 16,800 Axa, ADR...................................................      473,256
  3,100 Clarins....................................................      226,089
  1,300 Essilor International SA...................................      371,982
  4,100 Schneider Electric SA......................................      226,652
  7,400 TotalFinaElf SA, ADR.......................................      519,480
                                                                      ----------
                                                                       1,919,085
                                                                      ----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                            Hansberger International Growth Fund
                                            Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 -------                                                              ----------
         Germany - 5.35%
   7,000 Adidas-Salomon AG.........................................   $  424,300
   3,300 DePfa Deutsche Pfandbriefbank AG..........................      220,700
   5,900 E.On AG, ADR..............................................      305,325
   4,840 SGL Carbon AG *...........................................      167,993
                                                                      ----------
                                                                       1,118,318
                                                                      ----------
         Hong Kong - 3.94%
  17,500 China Mobile (Hong Kong), Ltd., ADR *.....................      468,825
 322,000 Esprit Holdings, Ltd......................................      352,978
                                                                      ----------
                                                                         821,803
                                                                      ----------
         India - 1.49%
   4,800 Infosys Technologies, Ltd., ADR...........................      312,000
                                                                      ----------
         Ireland - 4.75%
  62,660 Bank of Ireland...........................................      620,638
   6,100 Elan Corp., Plc, ADR *....................................      372,100
                                                                      ----------
                                                                         992,738
                                                                      ----------
         Israel - 1.54%
   3,900 Check Point Software Technologies, Ltd. *.................      197,223
   2,000 Teva Pharmaceutical Industries, Ltd., ADR.................      124,600
                                                                      ----------
                                                                         321,823
                                                                      ----------
         Italy - 4.03%
  21,800 Luxottica Group SpA, ADR..................................      348,800
 114,700 UniCredito Italiano SpA...................................      492,304
                                                                      ----------
                                                                         841,104
                                                                      ----------
         Japan - 14.79%
  11,000 CANON, Inc................................................      444,531
  24,100 Matsushita Electric Industrial Co., Ltd., ADR.............      380,780
  15,000 NEC Corp..................................................      202,661

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Hansberger International Growth Fund
Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 ------                                                               ----------
 77,000 Nippon Sanso Corp..........................................   $  306,850
 16,300 NITTO DENKO Corp...........................................      470,511
     14 NTT DoCoMo, Inc............................................      243,594
  4,700 ORIX Corp., ADR............................................      229,360
  1,800 ROHM Co., Ltd..............................................      279,708
 25,000 Sumitomo Mitsui Banking Corp...............................      206,470
  7,000 Takeda Chemical Industries, Ltd............................      325,541
                                                                      ----------
                                                                       3,090,006
                                                                      ----------
        Mexico - 1.77%
 15,000 Coca-Cola Femsa, SA de CV, ADR.............................      370,500
                                                                      ----------
        Netherlands - 5.75%
  6,805 ING Groep NV...............................................      444,741
 10,550 Koninklijke Numico NV......................................      404,855
 13,289 Koninklijke (Royal) Philips Electronics NV.................      352,239
                                                                      ----------
                                                                       1,201,835
                                                                      ----------
        Norway - 1.12%
 14,900 Tomra Systems ASA..........................................      234,620
                                                                      ----------
        South Korea - 1.20%
  1,700 Samsung Electronics Co., Ltd...............................      250,989
                                                                      ----------
        Spain - 1.79%
 13,900 Sociedad General de Aguas de Barcelona, SA.................      191,454
 14,783 Telefonica, SA *...........................................      182,216
                                                                      ----------
                                                                         373,670
                                                                      ----------
        Sweden - 1.22%
 46,900 Telefonaktiebolaget LM Ericsson AB, ADR....................      254,198
                                                                      ----------
        Switzerland - 2.14%
 23,000 Adecco SA, ADR.............................................      274,390
  5,100 STMicroelectronics NV, NY Shares...........................      173,400
                                                                      ----------
                                                                         447,790
                                                                      ----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                            Hansberger International Growth Fund
                                            Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                               (Note 2)
 ------                                                              -----------
        Taiwan - 1.61%
 22,120 Taiwan Semiconductor Manufacturing Co., Ltd., ADR *.......   $   336,003
                                                                     -----------
        United Kingdom - 18.05%
 34,200 Amvescap, Plc.............................................       594,025
 45,600 Billiton, Plc.............................................       227,189
 13,800 Cable & Wireless, Plc, ADR................................       248,400
  4,400 GlaxoSmithKline, Plc, ADR.................................       247,280
 47,800 Lloyds TSB Group, Plc.....................................       478,316
 20,000 Pearson, Plc..............................................       329,662
 30,312 Reckitt Benckiser, Plc....................................       436,969
 84,200 Smith & Nephew, Plc.......................................       436,969
 25,300 Vodafone Group, Plc, ADR..................................       565,455
  4,100 WPP Group, Plc, ADR.......................................       206,025
                                                                     -----------
                                                                       3,770,290
                                                                     -----------
        Total Common Stocks.......................................    19,633,026
                                                                     -----------
        (Cost $20,695,974)
 PREFERRED STOCKS - 1.81%
        Germany - 1.81%
  1,100 Porsche AG................................................       379,009
                                                                     -----------
        Total Preferred Stocks....................................       379,009
                                                                     -----------
        (Cost $331,062)
 TOTAL INVESTMENTS - 95.79%........................................   20,012,035
                                                                     -----------
 (Cost $21,027,036)
 NET OTHER ASSETS AND LIABILITIES - 4.21%..........................      879,794
                                                                     -----------
 TOTAL NET ASSETS - 100.00%........................................  $20,891,829
                                                                     ===========

---------------------------------
*    Non-income producing security.
ADR  American Depositary Receipt
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Hansberger International Growth Fund
Portfolio of Investments (Unaudited)


OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets:

                                                                % of Net Assets
  Finance......................................................      21.87%
  Telecommunications...........................................      11.64%
  Health Care..................................................      10.66%
  Technology...................................................       9.31%
  Industrial...................................................       9.23%
  Consumer Non-Cyclical........................................       6.89%
  Consumer Cyclical............................................       6.40%
  Short-Term & Other Investments...............................       4.21%
  Utilities....................................................       4.04%
  Energy.......................................................       3.88%
  Chemicals....................................................       3.06%
  Business and Consumer Services...............................       2.30%
  Apparel and Textiles.........................................       2.03%
  Consumer Durables............................................       1.81%
  Printing and Publishing......................................       1.58%
  Mining.......................................................       1.09%
                                                                    -------
  TOTAL NET ASSETS.............................................     100.00%
                                                                    =======

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                     Garzarelli U.S. Equity Fund
                                            Portfolio of Investments (Unaudited)


                                                                         Value
 Shares                                                                 (Note 2)
 ------                                                                 --------
 COMMON STOCKS - 99.26%
        Aerospace / Airlines - 1.27%
  2,000 AMR Corp. *..................................................   $ 72,260
  5,000 Boeing Co....................................................    278,000
                                                                        --------
                                                                         350,260
                                                                        --------
        Apparel and Textiles - 2.89%
 10,000 Liz Claiborne, Inc...........................................    504,500
  5,000 NIKE, Inc., Class B..........................................    209,950
  2,600 Reebok International, Ltd. *.................................     83,070
                                                                        --------
                                                                         797,520
                                                                        --------
        Business and Consumer Services - 1.04%
  7,500 Starwood Hotels & Resorts Worldwide, Inc.....................    279,600
    100 TMP Worldwide, Inc. *........................................      6,000
                                                                        --------
                                                                         285,600
                                                                        --------
        Capital Goods and Construction - 2.75%
 10,000 Centex Corp..................................................    407,500
 14,000 Masco Corp...................................................    349,440
                                                                        --------
                                                                         756,940
                                                                        --------
        Chemicals - 1.46%
  4,000 Cabot Corp...................................................    144,080
 10,000 Engelhard Corp...............................................    257,900
                                                                        --------
                                                                         401,980
                                                                        --------
        Consumer Cyclical - 5.18%
  6,500 Brunswick Corp...............................................    156,195
  1,833 Energizer Holdings, Inc. *...................................     42,067
 14,000 Mattel, Inc..................................................    264,880
 14,000 McDonald's Corp..............................................    378,840
  4,000 Philip Morris Cos., Inc......................................    203,000

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Garzarelli U.S. Equity Fund
Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 ------                                                               ----------
  6,900 Ruby Tuesday, Inc..........................................   $  117,990
  5,000 Suiza Foods Corp. *........................................      265,500
                                                                      ----------
                                                                       1,428,472
                                                                      ----------
        Consumer Products - 0.99%
  4,000 Maytag Corp................................................      117,040
  2,500 Whirlpool Corp.............................................      156,250
                                                                      ----------
                                                                         273,290
                                                                      ----------
        Energy - 8.94%
  5,500 Chevron Corp. .............................................      497,750
  1,472 Conoco, Inc., Class B......................................       42,541
  6,400 Entergy Corp...............................................      245,696
  6,500 Exxon Mobil Corp. .........................................      567,775
  6,000 Phillips Petroleum Co. ....................................      342,000
 10,000 Rowan Cos., Inc. *.........................................      221,000
  6,700 Ultramar Diamond Shamrock Corp. ...........................      316,575
  7,000 Williams Cos., Inc. .......................................      230,650
                                                                      ----------
                                                                       2,463,987
                                                                      ----------
        Finance - 24.37%
 12,000 Allstate Corp. ............................................      527,880
 14,000 Bank of America Corp. .....................................      840,420
 12,000 Bear Stearns Cos., Inc. ...................................      707,640
 16,166 Citigroup, Inc. ...........................................      854,211
 10,000 Comerica, Inc. ............................................      576,000
  8,000 Fannie Mae.................................................      681,200
 15,000 FleetBoston Financial Corp. ...............................      591,750
 10,000 J.P. Morgan Chase & Co. ...................................      446,000
  9,000 Lehman Brothers Holdings, Inc. ............................      699,750
  7,000 MBNA Corp. ................................................      230,650
 15,000 Washington Mutual, Inc. ...................................      563,250
                                                                      ----------
                                                                       6,718,751
                                                                      ----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                     Garzarelli U.S. Equity Fund
                                            Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 ------                                                               ----------
        Health Care - 9.23%
 14,000 Abbott Laboratories........................................   $  672,140
  3,900 Allergan, Inc. ............................................      333,450
  5,000 Biogen, Inc. *.............................................      271,800
  8,000 Merck & Co., Inc. .........................................      511,280
 15,000 Pfizer, Inc. ..............................................      600,750
  3,000 Tenet Healthcare Corp. *...................................      154,770
                                                                      ----------
                                                                       2,544,190
                                                                      ----------
        Manufacturing - 2.56%
  5,800 PACCAR, Inc. ..............................................      298,236
  7,500 Tyco International, Ltd. ..................................      408,750
                                                                      ----------
                                                                         706,986
                                                                      ----------
        Paper & Related Products - 0.97%
  5,000 Temple-Inland, Inc. .......................................      266,450
                                                                      ----------
        Printing and Publishing - 0.91%
  6,000 New York Times Co., Class A................................      252,000
                                                                      ----------
        Retail - 6.20%
  6,000 Home Depot, Inc. ..........................................      279,300
  5,000 Lowe's Cos., Inc. .........................................      362,750
 12,000 Target Corp................................................      415,200
  8,200 TJX Cos., Inc. ............................................      261,334
  8,000 Wal-Mart Stores, Inc. .....................................      390,400
                                                                      ----------
                                                                       1,708,984
                                                                      ----------
        Technology - 21.75%
 13,000 Analog Devices, Inc. *.....................................      562,250
  7,000 Applied Materials, Inc. *..................................      343,700
 10,000 Dell Computer Corp. *......................................      261,500
 11,000 EMC Corp. *................................................      319,550
 16,000 Intel Corp. ...............................................      468,000

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Garzarelli U.S. Equity Fund
Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 ------                                                               ----------
  3,000 International Game Technology *............................   $  188,250
    220 McDATA Corp., Class A *....................................        3,861
 15,000 Microsoft Corp. *..........................................    1,095,000
 14,400 Oracle Corp. *.............................................      273,600
  8,000 PerkinElmer, Inc. .........................................      220,240
 20,000 Sanmina Corp. *............................................      468,200
 24,000 Solectron Corp. *..........................................      439,200
 22,000 Sun Microsystems, Inc. *...................................      345,840
  7,000 Tektronix, Inc. *..........................................      190,050
 13,000 Texas Instruments, Inc. ...................................      409,500
    200 VERITAS Software Corp. *...................................       13,306
  7,400 Verizon Communications, Inc. ..............................      395,900
                                                                      ----------
                                                                       5,997,947
                                                                      ----------
        Telecommunications - 4.31%
  5,000 AT&T Corp..................................................      110,000
  1,058 Avaya, Inc. *..............................................       14,495
 10,000 BellSouth Corp.............................................      402,700
 15,000 Cisco Systems, Inc. *......................................      273,000
    300 Deutsche Telekom AG, ADR...................................        6,735
  9,000 Scientific-Atlanta, Inc. ..................................      365,400
  5,756 Williams Communications Group, Inc. *......................       16,980
                                                                      ----------
                                                                       1,189,310
                                                                      ----------
        Tobacco - 1.24%
  5,000 Universal Corp. ...........................................      198,300
  5,000 UST, Inc. .................................................      144,300
                                                                      ----------
                                                                         342,600
                                                                      ----------
        Transportation - 0.98%
    500 Expeditors International of Washington, Inc. ..............       30,000
  4,400 Union Pacific Corp. .......................................      241,604
                                                                      ----------
                                                                         271,604
                                                                      ----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                     Garzarelli U.S. Equity Fund
                                            Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                               (Note 2)
 ------                                                              -----------
        Waste Disposal - 1.08%
 15,000 Republic Services, Inc. *.................................   $   297,750
                                                                     -----------
        Wholesale - 1.14%
 10,000 Genuine Parts Co. ........................................       315,000
                                                                     -----------
        Total Common Stocks.......................................    27,369,621
                                                                     -----------
        (Cost $25,273,699)
 Total Investments - 99.26%........................................   27,369,621
                                                                     -----------
 (Cost $25,273,699)
 Net Other Assets and Liabilities - 0.74%..........................      204,218
                                                                     -----------
 Net Assets - 100.00%..............................................  $27,573,839
                                                                     ===========

---------------------------------
*Non-income producing security.
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Uniplan Real Estate Investment Fund
Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                                (Note 2)
 ------                                                               ----------
 COMMON STOCKS - 87.83%
        Health Care - 3.40%
 18,600 Healthcare Realty Trust, Inc. .............................   $  489,180
                                                                      ----------
        Industrial - 12.43%
 16,000 AMB Property Corp. ........................................      412,160
  8,500 CenterPoint Properties Corp. ..............................      426,700
 18,000 Duke-Weeks Realty Corp. ...................................      447,300
 12,000 First Industrial Realty Trust, Inc. .......................      385,680
  5,000 Washington Real Estate Investment Trust....................      118,200
                                                                      ----------
                                                                       1,790,040
                                                                      ----------
        Office - 22.11%
 10,500 Boston Properties, Inc. ...................................      429,450
 13,000 Brandywine Realty Trust....................................      291,850
 12,000 CarrAmerica Realty Corp. ..................................      366,000
 16,000 Equity Office Properties Trust.............................      506,080
 20,000 Great Lakes REIT, Inc. ....................................      364,200
 10,000 Prentiss Properties Trust..................................      263,000
 10,000 SL Green Realty Corp. .....................................      303,100
 11,000 Spieker Properties, Inc. ..................................      659,450
                                                                      ----------
                                                                       3,183,130
                                                                      ----------
        Residential - 19.25%
  8,800 Apartment Investment & Management Co., Class A.............      424,160
 20,200 Archstone Communities Trust................................      520,756
 12,000 Avalonbay Communities, Inc. ...............................      561,000
 11,400 Chateau Communities, Inc. .................................      357,960
  9,000 Equity Residential Properties Trust........................      508,950
 10,900 Home Properties of New York, Inc. .........................      328,090
 14,600 Pacific Gulf Properties, Inc. .............................       71,394
                                                                      ----------
                                                                       2,772,310
                                                                      ----------

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                             Uniplan Real Estate Investment Fund
                                            Portfolio of Investments (Unaudited)


                                                                        Value
 Shares                                                               (Note 2)
 ------                                                              -----------
        Retail - 18.98%
 10,000 Chelsea Property Group, Inc. .............................   $   469,000
  8,500 General Growth Properties, Inc. ..........................       334,560
 10,000 Glimcher Realty Trust.....................................       179,000
 10,000 JDN Realty Corp. .........................................       136,000
 17,000 Simon Property Group, Inc. ...............................       509,490
 26,000 Taubman Centers, Inc. ....................................       364,000
 10,000 Vornado Realty Trust......................................       390,400
  8,000 Weingarten Realty Investors...............................       350,800
                                                                     -----------
                                                                       2,733,250
                                                                     -----------
        Self Storage - 2.06%
 10,000 Public Storage, Inc. .....................................       296,500
                                                                     -----------
        Specialty - 9.60%
 10,000 Alexandria Real Estate Equities, Inc. ....................       398,000
 12,100 Hospitality Properties Trust..............................       344,850
 12,800 Plum Creek Timber Co., Inc. ..............................       360,064
 10,000 PS Business Parks, Inc. ..................................       280,000
                                                                     -----------
                                                                       1,382,914
                                                                     -----------
        Total Common Stocks ......................................    12,647,324
                                                                     -----------
        (Cost $10,227,304)
 Total Investments - 87.83%........................................   12,647,324
                                                                     -----------
 (Cost $10,227,304)
 Net Other Assets and Liabilities - 12.17%.........................    1,751,971
                                                                     -----------
 Net Assets - 100.00%..............................................  $14,399,295
                                                                     ===========

---------------------------------
REIT Real Estate Investment Trust
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

Statement of Assets and Liabilities (Unaudited)

                                                         Hoover      Hansberger
                                                       Small Cap    International
                                                      Equity Fund    Growth Fund
                                                      ------------  -------------
ASSETS:
 Investments
 Investments at cost (Note 2) ......................  $ 77,963,328   $21,027,036
 Net  unrealized appreciation/ (deprecation) on
   investments .....................................    20,548,565    (1,015,001)
                                                      ------------   -----------
  Total Investments at value .......................    98,511,893    20,012,035
 Cash ..............................................    17,564,647       805,691
 Receivable for investments sold ...................     1,487,505       170,816
 Receivable for shares sold ........................        23,923       468,031
 Interest and dividend receivable ..................        33,241        56,576
 Prepaid expenses ..................................        14,845         3,098
                                                      ------------   -----------
  Total Assets .....................................   117,636,054    21,516,247
                                                      ------------   -----------

LIABILITIES:
 Payable for investments purchased .................     6,636,733       592,139
 Payable for shares redeemed .......................       947,124           --
 Advisory fee payable ..............................        79,436         8,015
 Accrued expenses and other payables ...............        26,181        24,264
                                                      ------------   -----------
  Total Liabilities ................................     7,689,474       624,418
                                                      ------------   -----------
NET ASSETS..........................................  $109,946,580   $20,891,829
                                                      ============   ===========

NET ASSETS consist of:
 Paid-in capital ...................................  $ 94,018,744   $26,768,244
 Accumulated undistributed net investment loss .....      (577,742)      (25,271)
 Accumulated net realized loss on investments
   sold ............................................    (4,042,987)   (4,835,270)
 Net unrealized appreciation/ (depreciation) of
   investments and assets and liabilities
   denominated in foreign currency .................    20,548,565    (1,015,874)
                                                      ------------   -----------
TOTAL NET ASSETS ...................................  $109,946,580   $20,891,829
                                                      ============   ===========

Shares of beneficial interest outstanding ..........     7,513,047     1,971,870
                                                      ============   ===========

NET ASSET VALUE,
 offering and redemption price per share
   (Net Assets / Shares Outstanding) ...............  $      14.63   $     10.59
                                                      ============   ===========

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                       Uniplan
                                                        Garzarelli   Real Estate
                                                           U.S.      Investment
                                                        Equity Fund     Fund
                                                        -----------  -----------
ASSETS:
 Investments
 Investments at cost (Note 2) ........................  $25,273,699  $10,227,304
 Net unrealized appreciation on investments ..........    2,095,922    2,420,020
                                                        -----------  -----------
  Total Investments at value .........................   27,369,621   12,647,324
 Cash ................................................      215,918    1,788,575
 Interest and dividend receivable ....................       30,331       73,741
 Prepaid expenses ....................................        3,953        1,909
                                                        -----------  -----------
  Total Assets .......................................   27,619,823   14,511,549
                                                        -----------  -----------
LIABILITIES:
 Payable for shares redeemed .........................            5          --
 Advisory fee payable ................................       21,953        3,009
 Accrued expenses and other payables .................       24,026      109,245
                                                        -----------  -----------
  Total Liabilities ..................................       45,984      112,254
                                                        -----------  -----------
NET ASSETS ...........................................  $27,573,839  $14,399,295
                                                        ===========  ===========

NET ASSETS consist of:
 Paid-in capital .....................................  $27,742,118  $11,837,475
 Accumulated undistributed net investment
   income/(loss) .....................................      (29,235)      83,427
 Accumulated net realized gain/(loss) on investments
   sold ..............................................   (2,234,966)      58,373
 Net unrealized appreciation of investments and assets
   and liabilities denominated in foreign currency ...    2,095,922    2,420,020
                                                        -----------  -----------
TOTAL NET ASSETS .....................................  $27,573,839  $14,399,295
                                                        ===========  ===========

Shares of beneficial interest outstanding ............    2,542,487    1,246,099
                                                        ===========  ===========

NET ASSET VALUE,
 offering and redemption price per share
   (Net Assets / Shares Outstanding) .................  $     10.85  $     11.56
                                                        ===========  ===========

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Operations (Unaudited)

                                                        Hoover      Hansberger
                                                       Small Cap   International
                                                      Equity Fund   Growth Fund
                                                      -----------  -------------
INVESTMENT INCOME:
 Interest, net of premium amortization and discount
   accretion........................................  $   88,114    $    (6,339)
 Dividends..........................................     199,889        227,909
 Less net foreign taxes withheld....................         --         (26,167)
                                                      ----------    -----------
 Total investment income............................     288,003        195,403
                                                      ----------    -----------
EXPENSES:
 Investment Advisory fee............................     550,547         83,586
 Administration fee.................................      96,329         16,761
 Custodian fee......................................      28,629         31,763
 Fund accounting fee................................      18,032         30,497
 Legal and audit fee................................      33,658         15,347
 Transfer agent fee.................................      17,197          9,457
 Directors' fees and expenses.......................      14,340          4,284
 Registration/filing fees...........................      30,433         12,334
 Report to shareholder fees.........................       2,869          2,490
 Service fee........................................     157,299         21,988
 Insurance expense..................................      10,571          2,848
 Miscellaneous......................................      13,989          4,518
                                                      ----------    -----------
 Total expenses before waiver.......................     973,893        235,873
 Less fees waived/reimbursed by investment adviser..    (108,148)       (49,746)
                                                      ----------    -----------
 Total expenses net of waiver.......................     865,745        186,127
                                                      ----------    -----------
NET INVESTMENT INCOME/(LOSS)........................    (577,742)         9,276
                                                      ----------    -----------
Net realized gain/(loss) on investments sold........     259,292     (1,655,434)
Net realized loss on foreign currency...............         --        (101,882)
Net change in unrealized depreciation of assets and
  liabilities denominated in foreign currencies.....         --          (5,335)
Net change in unrealized appreciation/(depreciation)
  of investments....................................   3,013,080     (1,158,413)
                                                      ----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY AND NET OTHER
  ASSETS............................................   3,272,372     (2,921,064)
                                                      ----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $2,694,630    $(2,911,788)
                                                      ==========    ===========

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                       Uniplan
                                                        Garzarelli   Real Estate
                                                        U.S. Equity  Investment
                                                           Fund         Fund
                                                        -----------  -----------
INVESTMENT INCOME:
 Interest, net of premium amortization and discount
   accretion..........................................  $     9,817  $   35,605
 Dividends............................................      174,169     369,481
 Less net foreign taxes withheld......................          (19)        --
                                                        -----------  ----------
 Total investment income..............................      183,967     405,086
                                                        -----------  ----------
EXPENSES:
 Investment Advisory fee..............................      113,573      57,177
 Administration fee...................................       22,789      10,027
 Custodian fee........................................       20,221      13,450
 Fund accounting fee..................................       17,182      17,788
 Legal and audit fee..................................       19,842      11,600
 Transfer agent fee...................................       10,160       7,001
 Directors' fees and expenses.........................        5,871       1,224
 Registration/filing fees.............................       12,110       8,961
 Report to shareholder fees...........................        3,195         880
 Service fee..........................................       21,583      23,543
 Insurance expense....................................        3,718       1,488
 Miscellaneous........................................        6,133       1,682
                                                        -----------  ----------
 Total expenses before waiver.........................      256,377     154,821
 Less fees waived/reimbursed by investment adviser....      (43,175)    (33,930)
                                                        -----------  ----------
 Total expenses net of waiver.........................      213,202     120,891
                                                        -----------  ----------
NET INVESTMENT INCOME/(LOSS)..........................      (29,235)    284,195
                                                        -----------  ----------
Net realized gain/(loss) on investments sold..........   (2,148,480)     99,823
Net change in unrealized appreciation/(depreciation)
  of investments......................................     (691,807)    617,183
                                                        -----------  ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY AND NET OTHER ASSETS..   (2,840,287)    717,006
                                                        -----------  ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................  $(2,869,522) $1,001,201
                                                        ===========  ==========

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Changes in Net Assets


                                                              Hoover
                                                            Small Cap
                                                           Equity Fund
                                                    ---------------------------
                                                     Six Months
                                                        Ended       Year Ended
                                                    June 30, 2001  December 31,
                                                     (unaudited)       2000
                                                    -------------  ------------
NET ASSETS at beginning of period.................. $ 96,858,408   $ 46,747,955
Increase in Net Assets resulting from operations:
 Net investment loss...............................     (577,742)      (774,477)
 Net realized gain on investments sold.............      259,292        335,082
 Net change in unrealized appreciation of invest-
   ments and foreign currency......................    3,013,080      8,456,209
                                                    ------------   ------------
 Net increase in net assets resulting from opera-
   tions...........................................    2,694,630      8,016,814
                                                    ------------   ------------
Dividends to shareholders:
 From net realized gains on investments............          --        (335,082)
 In excess of net realized gain on investments,
   forward foreign currency contracts and foreign
   currency........................................          --        (411,823)
                                                    ------------   ------------
 Total dividends...................................          --        (746,905)
                                                    ------------   ------------
Share Transactions:
 Net proceeds from sales of shares.................   28,604,758     78,450,751
 Issued to shareholders in reinvestment of distri-
   butions.........................................          --         744,223
 Cost of shares repurchased........................  (18,211,216)   (36,354,430)
                                                    ------------   ------------
 Net increase from share transactions..............   10,393,542     42,840,544
                                                    ------------   ------------
 Net increase in net assets........................   13,088,172     50,110,453
                                                    ------------   ------------
NET ASSETS at end of period........................ $109,946,580   $ 96,858,408
                                                    ============   ============
Undistributed net investment income/(loss)......... $   (577,742)  $        --
                                                    ============   ============
OTHER INFORMATION:
Share Transactions:
 Sold..............................................    1,992,117      5,760,747
 Issued to shareholders in reinvestment of distri-
   butions.........................................          --          51,430
 Repurchased.......................................   (1,271,263)    (2,853,664)
                                                    ------------   ------------
 Net increase in shares outstanding................      720,854      2,958,513
                                                    ============   ============

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                            Hansberger
                                                          International
                                                           Growth Fund
                                                    ---------------------------
                                                     Six Months
                                                        Ended       Year Ended
                                                    June 30, 2001  December 31,
                                                     (unaudited)       2000
                                                    -------------  ------------
NET ASSETS at beginning of period.................. $ 22,763,407   $ 25,886,932
Decrease in Net Assets resulting from operations:
 Net investment income/(loss)......................        9,276       (217,374)
 Net realized loss on investments sold.............   (1,655,434)    (2,714,562)
 Net realized loss on foreign currency.............     (101,882)       (78,381)
 Net change in unrealized depreciation of invest-
   ments and foreign currency......................   (1,163,748)      (378,978)
                                                    ------------   ------------
 Net decrease in net assets resulting from opera-
   tions...........................................   (2,911,788)    (3,389,295)
                                                    ------------   ------------
Dividends to shareholders:
 From net realized gains on investments............          --             --
 In excess of net realized gain on investments,
   forward foreign currency contracts and foreign
   currency........................................          --             --
                                                    ------------   ------------
 Total dividends...................................          --             --
                                                    ------------   ------------
Share Transactions:
 Net proceeds from sales of shares.................   30,302,775     59,534,999
 Issued to shareholders in reinvestment of distri-
   butions.........................................          --             --
 Cost of shares repurchased........................  (29,262,565)   (59,269,229)
                                                    ------------   ------------
 Net increase from share transactions..............    1,040,210        265,770
                                                    ------------   ------------
 Net decrease in net assets........................   (1,871,578)    (3,123,525)
                                                    ------------   ------------
NET ASSETS at end of period........................ $ 20,891,829   $ 22,763,407
                                                    ============   ============
Undistributed net investment loss.................. $    (25,271)  $    (34,547)
                                                    ============   ============
OTHER INFORMATION:
Share Transactions:
 Sold..............................................    2,650,008      4,495,056
 Issued to shareholders in reinvestment of distri-
   butions.........................................          --             --
 Repurchased.......................................   (2,547,401)    (4,483,647)
                                                    ------------   ------------
 Net increase in shares outstanding................      102,607         11,409
                                                    ============   ============

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                           Garzarelli
                                                           U.S. Equity
                                                              Fund
                                                   ---------------------------
                                                    Six Months
                                                       Ended      Year Ended
                                                   June 30, 2001 December 31,
                                                    (unaudited)      2000
                                                   ------------- -------------
NET ASSETS at beginning of period.................  $29,833,213  $  40,431,704

Decrease in Net Assets resulting from operations:
 Net investment income/(loss).....................      (29,235)        17,954
 Net realized gain/(loss) on investments sold.....   (2,148,480)     4,000,767
 Net change in unrealized depreciation of invest-
   ments and foreign currency.....................     (691,807)    (5,564,623)
                                                    -----------  -------------
 Net decrease in net assets resulting from opera-
   tions..........................................   (2,869,522)    (1,545,902)
                                                    -----------  -------------
Dividends to shareholders:
 From net investment income.......................          --         (14,780)
 From net realized gains on investments...........          --      (4,000,767)
 In excess of net realized gain on investments,
   forward foreign currency contracts and foreign
   currency.......................................          --         (69,722)
 Tax return of capital............................          --             (42)
                                                    -----------  -------------
 Total dividends..................................          --      (4,085,311)
                                                    -----------  -------------
Share Transactions:
 Net proceeds from sales of shares................      952,902    101,664,799
 Issued to shareholders in reinvestment of distri-
   butions........................................          --       4,082,867
 Cost of shares repurchased.......................     (342,754)  (110,714,944)
                                                    -----------  -------------
 Net increase/(decrease) from share transactions..      610,148     (4,967,278)
                                                    -----------  -------------
 Net decrease in net assets.......................   (2,259,374)   (10,598,491)
                                                    -----------  -------------
NET ASSETS at end of period.......................  $27,573,839  $  29,833,213
                                                    ===========  =============
Undistributed net investment income/(loss)........  $   (29,235) $         --
                                                    ===========  =============
OTHER INFORMATION:
Share Transactions:
 Sold.............................................       79,130      7,226,564
 Issued to shareholders in reinvestment of distri-
   butions........................................          --         337,149
 Repurchased......................................      (30,785)    (7,881,841)
                                                    -----------  -------------
 Net increase/(decrease) in shares outstanding....       48,345       (318,128)
                                                    ===========  =============

--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

                                                             Uniplan
                                                            Real Estate
                                                         Investment Fund
                                                    --------------------------
                                                     Six Months
                                                        Ended      Year Ended
                                                    June 30, 2001 December 31,
                                                     (unaudited)      2000
                                                    ------------- ------------
NET ASSETS at beginning of period..................  $13,479,520  $  4,567,539

Increase in Net Assets resulting from operations:
 Net investment income.............................      284,195       598,188
 Net realized gain/(loss) on investments sold......       99,823      (208,767)
 Net change in unrealized appreciation of invest-
   ments and foreign currency......................      617,183     2,427,689
                                                     -----------  ------------
 Net increase in net assets resulting from opera-
   tions...........................................    1,001,201     2,817,110
                                                     -----------  ------------
Dividends to shareholders:
 From net investment income........................     (200,868)     (427,746)
 From net realized gains on investments............          --            --
 In excess of net realized gain on investments,
   forward foreign currency contracts and foreign
   currency........................................          --         (1,582)
 Tax return of capital.............................          --        (46,506)
                                                     -----------  ------------
 Total dividends...................................     (200,868)     (475,834)
                                                     -----------  ------------
Share Transactions:
 Net proceeds from sales of shares.................       26,448    32,678,733
 Issued to shareholders in reinvestment of distri-
   butions.........................................      108,561       475,596
 Cost of shares repurchased........................      (15,567)  (26,583,624)
                                                     -----------  ------------
 Net increase from share transactions..............      119,442     6,570,705
                                                     -----------  ------------
 Net increase in net assets........................      919,775     8,911,981
                                                     -----------  ------------
NET ASSETS at end of period........................  $14,399,295  $ 13,479,520
                                                     ===========  ============
Undistributed net investment income................  $    83,427  $        100
                                                     ===========  ============
OTHER INFORMATION:
Share Transactions:
 Sold..............................................        2,422     3,668,193
 Issued to shareholders in reinvestment of distri-
   butions.........................................       10,136        48,484
 Repurchased.......................................       (1,479)   (3,001,323)
                                                     -----------  ------------
 Net increase in shares outstanding................       11,079       715,354
                                                     ===========  ============

--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

Financial Highlights
For a Share outstanding throughout the periods presented.


                                                     Hoover Small Cap Equity
                                                            Fund(/1/)
                                                    --------------------------
                                                     Six Months
                                                        Ended      Year Ended
                                                    June 30, 2001 December 31,
                                                     (unaudited)      2000
                                                    ------------- ------------
 Net Asset Value, Beginning of Period.............    $  14.26      $ 12.19
 Income/(loss) from Investment Operations:
  Net investment income/ (loss)...................       (0.08)       (0.11)
  Net realized and unrealized gain on
    investments...................................        0.45         2.29
                                                      --------      -------
  Total from Investment Operations................        0.37         2.18
                                                      --------      -------
 Less Dividends:
  From net investment income......................         --           --
  In excess of net investment income..............         --           --
  From capital gains..............................         --         (0.11)
                                                      --------      -------
  Total Dividends.................................         --         (0.11)
                                                      --------      -------
 Net increase in net asset value..................        0.37         2.07
                                                      --------      -------
 Net Asset Value, End of Period...................    $  14.63      $ 14.26
                                                      ========      =======

 Total Return (A).................................       2.59%       17.88%

 Ratios/Supplemental Data:
  Net Assets, End of Period (000's)...............    $109,947      $96,858
 Ratios to average net assets:
 Net investment income/(loss) including
  reimbursement/ waiver...........................     (1.10)%*     (1.06)%
 Operating expenses including
  reimbursement/waiver............................       1.65%*       1.64%
 Operating expenses excluding
  reimbursement/waiver............................       1.86%*       1.99%
 Portfolio turnover rate..........................         87%         183%

-------------------------------
   * Annualized.
  + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on October 1, 1998.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

                       For a Share outstanding throughout the periods presented.


                                                      Hoover Small Cap Equity
                                                             Fund(/1/)
                                                     -------------------------
                                                      Year Ended  Period Ended
                                                     December 31, December 31,
                                                         1999         1998
                                                     ------------ ------------
 Net Asset Value, Beginning of Period...............   $ 11.40      $ 10.00
 Income/(loss) from Investment Operations:
 Net investment income/ (loss)......................     (0.07)        0.00+
 Net realized and unrealized gain on investments....      0.86         1.41
                                                       -------      -------
  Total from Investment Operations..................      0.79         1.41
                                                       -------      -------
 Less Dividends:
 From net investment income.........................     (0.00)+      (0.00)+
 In excess of net investment income.................     (0.00)+      (0.01)
 From capital gains.................................       --           --
                                                       -------      -------
  Total Dividends...................................     (0.00)+      (0.01)
                                                       -------      -------
 Net increase in net asset value....................      0.79         1.40
                                                       -------      -------
 Net Asset Value, End of Period.....................   $ 12.19      $ 11.40
                                                       =======      =======

 Total Return (A)...................................     7.03%       13.99%

 Ratios/Supplemental Data:
  Net Assets, End of Period (000's).................   $46,748      $31,838
 Ratios to average net assets:
  Net investment income/(loss) including
    reimbursement/ waiver...........................   (0.54)%        0.21%*
  Operating expenses including
    reimbursement/waiver............................     1.45%        1.45%*
  Operating expenses excluding
    reimbursement/waiver............................     2.00%        3.19%*
 Portfolio turnover rate............................      134%          23%

-------------------------------
   * Annualized.
  + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on October 1, 1998.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

--------------------------------------------------------------------------------

For a Share outstanding throughout the periods presented.


                                                       Hansberger International
                                                           Growth Fund(/1/)
                                                      --------------------------
                                                       Six Months
                                                          Ended      Year Ended
                                                      June 30, 2001 December 31,
                                                       (unaudited)      2000
                                                      ------------- ------------
Net Asset Value, Beginning of Period................    $  12.18      $  13.93
Income/(loss) from Investment Operations:
 Net investment income/ (loss)......................        0.01         (0.12)
 Net realized and unrealized gain/(loss) on
   investments......................................       (1.60)        (1.63)
                                                        --------      --------
 Total from Investment Operations...................       (1.59)        (1.75)
                                                        --------      --------
Less Dividends:
 From net investment income.........................         --            --
 In Excess of net investment income.................         --            --
                                                        --------      --------
 Total Dividends....................................         --            --
                                                        --------      --------
Net increase/(decrease) in net asset value..........       (1.59)        (1.75)
                                                        --------      --------
Net Asset Value, End of Period......................    $  10.59      $  12.18
                                                        ========      ========

Total Return (A)....................................    (13.05)%      (12.56)%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...................    $ 20,892      $ 22,763
 Ratios to average net assets:
 Net investment income/(loss) including
   reimbursement/ waiver............................       0.08%*      (0.87)%
 Operating expenses including reimbursement/waiver..       1.70%*        1.68%
 Operating expenses excluding reimbursement/waiver..       2.12%*        2.10%
Portfolio turnover rate.............................         41%          167%

-------------------------------
   * Annualized.
  + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on October 1, 1998.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
--------------------------------------------------------------------------------
See Notes to Financial Statements                                  June 30, 2001

--------------------------------------------------------------------------------

                       For a Share outstanding throughout the periods presented.


                                                       Hansberger International
                                                           Growth Fund(/1/)
                                                       -------------------------
                                                        Year Ended  Period Ended
                                                       December 31, December 31,
                                                           1999         1998
                                                       ------------ ------------
Net Asset Value, Beginning of Period.................    $ 11.29      $ 10.00
Income/(loss) from Investment Operations:
 Net investment income/ (loss).......................       0.21         0.02
 Net realized and unrealized gain/(loss) on
   investments.......................................       2.63         1.30
                                                         -------      -------
 Total from Investment Operations....................       2.84         1.32
                                                         -------      -------
Less Dividends:
 From net investment income..........................      (0.20)       (0.02)
 In Excess of net investment income..................        --         (0.01)
                                                         -------      -------
 Total Dividends.....................................      (0.20)       (0.03)
                                                         -------      -------
Net increase/(decrease) in net asset value...........       2.64         1.29
                                                         -------      -------
Net Asset Value, End of Period.......................    $ 13.93      $ 11.29
                                                         =======      =======

Total Return (A).....................................     25.15%       13.23%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)....................    $25,887      $23,170
 Ratios to average net assets:
 Net investment income/(loss) including
   reimbursement/ waiver.............................      1.65%        0.87%*
 Operating expenses including reimbursement/waiver...      1.60%        1.60%*
 Operating expenses excluding reimbursement/waiver...      2.30%        2.46%*
Portfolio turnover rate..............................        31%           8%

-------------------------------
   * Annualized.
  + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on October 1, 1998.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
--------------------------------------------------------------------------------
June 30, 2001                                  See Notes to Financial Statements

-------------------------------------------------------------------------------

For a Share outstanding throughout the periods presented.

                                                       Garzarelli U.S. Equity
                                                             Fund(/1/)
                                                     --------------------------
                                                      Six Months
                                                         Ended      Year Ended
                                                     June 30, 2001 December 31,
                                                      (unaudited)      2000
                                                     ------------- ------------
Net Asset Value, Beginning of Period...............     $ 11.96      $ 14.38
Income/(loss) from Investment Operations:
 Net investment income/(loss)......................       (0.01)        0.01
 Net realized and unrealized gain/(loss) on
   investments.....................................       (1.10)       (0.53)
                                                        -------      -------
 Total from Investment Operations..................       (1.11)       (0.52)
                                                        -------      -------
Less Dividends:
 From net investment income........................         --         (0.01)
 In Excess of net investment income................         --           --
 From capital gains................................         --         (1.89)
 Tax return of capital.............................         --         (0.00) +
                                                        -------      -------
 Total Dividends...................................         --         (1.90)
                                                        -------      -------
Net increase/(decrease) in net asset value.........       (1.11)       (2.42)
                                                        -------      -------
Net Asset Value, End of Period.....................     $ 10.85      $ 11.96
                                                        =======      =======
Total Return (A)...................................     (9.28)%      (3.81)%
Ratios/Supplemental Data:
 Net Assets, End of Period (000's).................     $27,574      $29,833
Ratios to average net assets:
 Net investment income/(loss) including
   reimbursement/waiver............................     (0.21)%*       0.06%
 Operating expenses including
   reimbursement/waiver............................       1.50%*       1.48%
 Operating expenses excluding
   reimbursement/waiver............................       1.81%*       1.79%
Portfolio turnover rate............................         47%         105%

-------------------------------
 * Annualized.
 + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on October 1, 1998.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------
See Notes to Financial Statements                                 June 30, 2001

-------------------------------------------------------------------------------

                      For a Share outstanding throughout the periods presented.

                                                        Garzarelli U.S. Equity
                                                               Fund(/1/)
                                                       -------------------------
                                                        Year Ended  Period Ended
                                                       December 31, December 31,
                                                           1999         1998
                                                       ------------ ------------
Net Asset Value, Beginning of Period.................    $ 12.08      $ 10.00
Income/(loss) from Investment Operations:
 Net investment income/(loss)........................       0.00 +       0.01
 Net realized and unrealized gain/(loss) on
   investments.......................................       2.36         2.08
                                                         -------      -------
 Total from Investment Operations....................       2.36         2.09
                                                         -------      -------
Less Dividends:
 From net investment income..........................     (0.00) +      (0.01)
 In Excess of net investment income..................        --         (0.00)+
 From capital gains..................................      (0.06)         --
 Tax return of capital...............................        --           --
                                                         -------      -------
 Total Dividends.....................................      (0.06)       (0.01)
                                                         -------      -------
Net increase/(decrease) in net asset value...........       2.30         2.08
                                                         -------      -------
Net Asset Value, End of Period.......................    $ 14.38      $ 12.08
                                                         =======      =======
Total Return (A).....................................     19.50%       20.93%
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)...................    $40,432      $36,407
Ratios to average net assets:
 Net investment income/(loss) including
   reimbursement/waiver..............................    (0.02)%        0.24%*
 Operating expenses including reimbursement/waiver...      1.40%        1.40%*
 Operating expenses excluding reimbursement/waiver...      1.46%        1.60%*
Portfolio turnover rate..............................        30%          26%

-------------------------------
 * Annualized.
 + Amount represents less than $0.01 per share.
(1) The Fund commenced operations on October 1, 1998.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------
June 30, 2001                                 See Notes to Financial Statements

-------------------------------------------------------------------------------

For a Share outstanding throughout the periods presented.

                                             Uniplan Real Estate Investment
                                                        Fund(/2/)
                                         ----------------------------------------
                                          Six Months
                                             Ended      Year Ended   Period Ended
                                         June 30, 2001 December 31,  December 31,
                                          (unaudited)      2000          1999
                                         ------------- ------------  ------------
Net Asset Value, Beginning of Period...     $ 10.91      $  8.79       $ 10.00
Income/(loss) from Investment
  Operations:
 Net investment income.................        0.23         0.48          0.41
 Net realized and unrealized
   gain/(loss) on investments..........        0.58         2.04         (1.24)
                                            -------      -------       -------
 Total from Investment Operations......        0.81         2.52         (0.83)
                                            -------      -------       -------
Less Dividends:
 From net investment income............       (0.16)       (0.36)        (0.38)
 From capital gains....................         --         (0.00) +        --
 Tax return of capital.................         --         (0.04)          --
                                            -------      -------       -------
 Total Dividends.......................       (0.16)       (0.40)        (0.38)
                                            -------      -------       -------
Net increase/(decrease) in net asset
  value................................        0.65         2.12         (1.21)
                                            -------      -------       -------
Net Asset Value, End of Period.........     $ 11.56      $ 10.91       $  8.79
                                            =======      =======       =======
Total Return (A).......................       7.51%       29.21%       (9.10)%
Ratios/Supplemental Data:
 Net Assets, End of Period (000's).....     $14,399      $13,480       $ 4,568
Ratios to average net assets:
 Net investment income/(loss) including
   reimbursement/waiver................       4.22%*       5.09%         5.64%*
 Operating expenses including
   reimbursement/waiver................       1.80%*       1.79%         1.80%*
 Operating expenses excluding
   reimbursement/waiver................       2.30%*       2.61%         4.02%*
Portfolio turnover rate................          7%          18%            0%

-------------------------------
 * Annualized.
 + Amount represents less than $0.01 per share.
(2) The Fund commmenced operations on May 10, 1999.
(A) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period.
-------------------------------------------------------------------------------
See Notes to Financial Statements                                 June 30, 2001

-------------------------------------------------------------------------------

                                      Notes to Financial Statements (Unaudited)

1. Organization
Forward Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2001, the Company offered four investment portfolios. The accompanying financial statements and financial highlights are those of the Hoover Small Cap Equity Fund ("Small Cap Fund") (formerly the Small Capitalization Equity Fund), the Hansberger International Growth Fund ("International Growth Fund") (formerly the International Equity Fund), the Garzarelli U.S. Equity Fund ("U.S. Equity Fund") (formerly the U.S. Equity Fund) and the Uniplan Real Estate Investment Fund ("Real Estate Fund") (formerly the Real Estate Investment Fund) (each a "Fund" and collectively the "Funds"). Each Fund except the Real Estate Fund is a diversified portfolio.

The Small Cap Fund and International Growth Fund seek to achieve high total returns. The U.S. Equity Fund seeks to maximize capital appreciation and income and the Real Estate Fund seeks income with capital appreciation as a secondary goal. The Small Cap Fund invests primarily in the equity securities of companies that have small market capitalization and offer future growth potential. The International Growth Fund invests primarily in the equity securities of companies organized or located outside of the United States. The U.S. Equity Fund invests primarily in the equity securities of mid to large capitalization companies located in the United States and the Real Estate Fund invests in equity securities of real-estate focused companies, including REITs.

2. Significant Accounting Policies
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
-------------------------------------------------------------------------------
June 30, 2001

-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
(continued)


Portfolio Valuation: Portfolio securities which are traded on a national securities exchange or on NASDAQ are valued at the last sale price on the securities exchange on which such securities are primarily traded, or in the event that no sale has occurred, at the average of the bid and ask price. Other securities traded on over-the-counter markets are valued at the average of the last bid and ask price. Portfolio securities, which are primarily traded on foreign securities exchanges are valued at the most recent closing values of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisers using methodologies approved by the Board of Directors.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.
-------------------------------------------------------------------------------
                                                                  June 30, 2001

-------------------------------------------------------------------------------

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


Dividends to Shareholders: Dividends from net investment income are declared and paid annually for the Small Cap, International Growth and U.S. Equity Funds and quarterly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Company treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no provision is made by the Funds for federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will
-------------------------------------------------------------------------------
June 30, 2001

-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
(continued)

engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss an advantageous price or yield.

Organization Costs: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their initial shares for distribution under federal and state securities laws. The organization costs for the Small Cap, International Growth, U.S. Equity and Real Estate Funds have been expensed as incurred.

3. Investment Advisory, Administration and Other Fees
The Company has entered into an investment advisory agreement with Webster Investment Management Company, LLC ("Webster" or the "Adviser") pursuant to which Webster provides investment advisory services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: Small
Cap Fund, 1.05%; International Growth Fund, 0.85% on the first $50 million, 0.75% on the next $50 million, 0.65% on the next $150 million, 0.60% on the next $250 million, and 0.55% on assets over $500 million; U.S. Equity Fund, 0.80% on the first $100 million, 0.725% on the next $400 million, and 0.65% on assets over $500 million; and the Real Estate Fund, 0.85% on the first $100 million, 0.80% on the next $400 million, and 0.70% on assets over $500 million.
-------------------------------------------------------------------------------
                                                                  June 30, 2001

-------------------------------------------------------------------------------

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


Webster has entered into investment sub-advisory agreements with Hoover Investment Management, LLC ("Hoover") (formerly Hoover Capital Management,
LLC) for the Small Cap Fund; Hansberger Global Investors, Inc. ("Hansberger") for the International Growth Fund; Garzarelli Investment Management, LLC ("Garzarelli") for the U.S. Equity Fund; and Uniplan Real Estate Advisors, Inc. ("Uniplan") for the Real Estate Fund (each a "Sub-Adviser"). Pursuant to these agreements, the Sub-Advisers provide investment sub-advisory services to the Funds and are entitled to receive a fee from Webster calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: the Small Cap Fund, 0.80% up to $500 million and 0.70% on assets over $500 million; the International Growth Fund, 0.50%; the U.S. Equity Fund, 0.55% on the first $100 million, 0.475% on the next $400 million, and 0.40% on assets over $500 million; and the Real Estate Fund, 0.60% on the first $100 million, 0.55% on the next $400 million, and 0.45% on assets over $500 million.

The Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund's average daily net assets may be used to pay shareholder servicing and distribution fees. In addition, the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund's average net assets. The expenses of the Distribution and Shareholder Servicing Plans are reflected as distribution and service fees in the Statement of Operations.

The Company has entered into an administration agreement with PCPC Inc. (the "Administrator"), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. The Administrator also serves as the Company's transfer agent and dividend paying agent.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently five directors, three of whom are not "interested persons" of the Company within the meaning of that term
-------------------------------------------------------------------------------
June 30, 2001

-------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
(continued)

under the 1940 Act. Each disinterested Director receives $3,000 for each board meeting attended.

4. Waiver of Fees
The Adviser has agreed to voluntarily waive a portion of its fees and/or reimburse certain expenses. These voluntary waivers and/or reimbursements will continue until at least January 1, 2002. As a result of such waivers, the aggregate net expenses (as a percentage of net assets) for the six months ended June 30, 2001 have been limited to 1.65%, 1.70%, 1.50% and 1.80%, for the Small Cap, International Growth, U.S. Equity and Real Estate Funds, respectively. For the six months ended June 30, 2001, the fee waivers and/or reimbursements were as follows:

                        Fees       Fees
                      Waived by Reimbursed
Fund                   Adviser  by Adviser  Total
----                  --------- ---------- --------
Small Cap             $108,148   $   --    $108,148
International Growth    27,862    21,884     49,746
U.S. Equity             35,492     7,683     43,175
Real Estate             16,817    17,113     33,930

5. Shares of Beneficial Interest
The Company's Articles of Incorporation authorize the Directors to issue an unlimited number of shares of beneficial interest. Each Fund has one class of shares, except the Small Cap Fund, which has two classes of shares (only one of which is currently being offered). Each share represents an equal proportionate interest in the Fund with other shares of the Fund, and each is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors.
-------------------------------------------------------------------------------
                                                                  June 30, 2001

-------------------------------------------------------------------------------

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


6. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding
U.S. Government and short-term investments, for the six months ended June 30, 2001 were as follows:

Fund                   Purchases     Sales
----                  ----------- -----------
Small Cap             $90,113,855 $86,545,835
International Growth    9,166,468   8,480,466
U.S. Equity            14,017,789  13,281,153
Real Estate               889,470     793,215

At June 30, 2001 the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

                                     Gross        Gross      Net Unrealized
                                   Unrealized   Unrealized   Appreciation/
Fund                     Cost     Appreciation Depreciation  (Depreciation)
----                  ----------- ------------ ------------  --------------
Small Cap             $77,963,328 $21,770,547  $(1,221,982)   $20,548,565
International Growth   21,027,036   2,230,587   (3,245,588)    (1,015,001)
U.S. Equity            25,273,699   3,777,869   (1,681,947)     2,095,922
Real Estate            10,227,304   2,421,483       (1,463)     2,420,020

7. Foreign Securities
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8. Risk Factors of the Real Estate Fund
Because the Real Estate Fund invests a substantial portion of its assets in real estate investment trusts (REITs), the Real Estate Fund may be subject
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Notes to Financial Statements (Unaudited)
(continued)

to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

9. Subsequent Event
On August 2, 2001, Webster Investment Management, LLC will change its name to Forward Management, LLC.
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                                      40
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Forward Funds, Inc.

 The Hansberger International Growth Fund
 The Uniplan Real Estate Investment Fund
 The Hoover Small Cap Equity Fund
 The Garzarelli U.S. Equity Fund
 (collectively, the "Funds")

                                Privacy Notice

Forward Funds, Inc. appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information.

We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information ("Information") pertaining to you.

We collect the following categories of information about you

We collect Information about you from the following sources:

 . information we receive from you on applications or other forms; and . information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We may enter into arrangements with companies to perform marketing services on our behalf and we may disclose all of the Information we collect to companies that perform such services on our behalf.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information.

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds, Inc. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution's privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party's privacy policies will apply to you and ours will not.
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                                                                         FDSAR01